Share Capital (Details) - Schedule of Shares Issued and Outstanding - Shares Issued and Outstanding Capital [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Shares Issued and Outstanding [Line Items]
Beginning balance, Number of shares	140,703	86,591
Beginning balance, Capital	$ 51,020,121	$ 49,434,692
Cancelled shares, Number of shares	(296,875)	(515)
Cancelled shares, Capital	$ (1,445,188)	$ (200,014)
Share issuance costs, Number of shares
Share issuance costs, Capital	$ (584,914)
Issuance of shares upon conversion of note, Number of shares		14,554
Issuance of shares upon conversion of note, Capital		$ 314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Number of shares		21,997
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9), Capital		$ 431,149
Ending Balance, Number of shares	2,594,686	140,703
Ending Balance, Capital	$ 61,962,540	$ 51,020,121
Issuance of shares from private placement, Number of shares	227,171
Issuance of shares from private placement, Capital	$ 1,137,762
Issuance of shares upon exercise of prefunded warrants, Number of shares	2,147,117
Issuance of shares upon exercise of prefunded warrants, Capital	$ 10,287,056
Restricted stock units at $73.60 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		10,526
Fair value of RSUs issued, Capital		$ 774,736
Restricted stock units at $44.40 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		4,032
Fair value of RSUs issued, Capital		$ 179,037
Restricted stock units at $24.48 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs issued, Number of shares		3,518
Fair value of RSUs issued, Capital		$ 86,137
Restricted stock units at $4.11 per share [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Fair value of RSUs redeemed, Number of shares	376,570
Fair value of RSUs redeemed, Capital	$ 1,547,703